STEWARD FUNDS
Supplement dated December 12, 2007
To Prospectus dated August 28, 2007

At its regular meeting held November 30, 2007, a majority of the Board of Directors of the Steward Funds, and a majority of the independent directors of the Steward Funds, approved the replacement of one of the money managers of Steward Multi-Manager Equity Fund ("MME Fund"). Ark Asset Management Co., Inc. is being replaced by BlackRock Capital Management, Inc. ("BlackRock"), located at 100 Bellevue Parkway Wilmington, DE 19809. The list of money managers under "MANAGEMENT - Money Managers" is revised to reflect this change. BlackRock is unaffiliated with the Steward Funds (except as money manager for MME Fund), Russell Investment Management Company ("RIMCo") or Capstone Asset Management Company, administrator to MME Fund and investment adviser to other Steward Funds. This change will not affect the advisory fees paid by MME Fund since BlackRock's fees as money manager to MME Fund are paid entirely by RIMCo out of its advisory fees from MME Fund. Pursuant to an exemptive order from the Securities and Exchange Commission, RIMCo may engage or terminate a money manager at any time with approval of the Fund's Board of Directors and a majority of its independent directors. Shareholder approval is not required. Shareholders will receive an information statement within 90 days that will include information about BlackRock.

STEWARD FUNDS
Supplement dated December 12, 2007
To Statement of Additional Information dated August 28, 2007

At its regular meeting held November 30, 2007, a majority of the Board of Directors of the Steward Funds, and a majority of the independent directors of the Steward Funds, approved the replacement of one of the money managers of Steward Multi-Manager Equity Fund ("MME Fund"). Ark Asset Management Co., Inc. is being replaced by BlackRock Capital Management, Inc. ("BlackRock"). BlackRock Capital Management, Inc. is wholly-owned by BlackRock Advisors, Inc. BlackRock Advisors, Inc. is a corporation controlled by BlackRock, Inc., a publicly traded corporation.  BlackRock, located at 100 Bellevue Parkway Wilmington, DE 19809, is unaffiliated with the Steward Funds (except as money manager for MME Fund), Russell Investment Management Company ("RIMCo") or Capstone Asset Management Company, administrator to MME Fund and investment adviser to other Steward Funds. This change will not affect the advisory fees paid by MME Fund since BlackRock's fees as money manager to MME Fund are paid entirely by RIMCo out of its advisory fees from MME Fund. Pursuant to an exemptive order from the Securities and Exchange Commission, RIMCo may engage or terminate a money manager at any time with approval of the Fund's Board of Directors and a majority of its independent directors. Shareholder approval is not required. Shareholders will receive an information statement within 90 days that will include information about BlackRock.